Inventories (Tables)	12 Months Ended
Jun. 30, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	2016	2015

Finished goods	$1,960,063	$6,213,300
Raw materials	3,920,818	3,538,296

	$5,880,881	$9,751,596